INVENTORIES (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories Explanatory [Abstract]
Depreciation and depletion included in inventories	$ 17,225	$ 0